Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Trade receivables	$ 5		$ 17
Trade payables	109		96
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	199	$ 172
Cost of goods sold	136	112
Selling, general and administrative expenses	38	35
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	319	230
Cost of goods sold	95	$ 86
Trade receivables	184		102
Trade payables	$ 108		$ 97